                                          OPPENHEIMER MIDCAP FUND
                                 Supplement dated October 30, 2002 to the
                                   Statement of Additional Information
                                              dated February 28, 2002

The Statement of Additional Information is changed as follows:

1.       The supplement dated October 8, 2002 is deleted and replaced by this supplement.

2.       The section  captioned  "Distribution and Service Plans - Class A Service Plan Fees" on page 36 is revised by adding the  following  to the end of the first  paragraph:  "With  respect to  purchases  of Class A shares subject to a contingent  deferred  sales charge by certain  retirement  plans that purchased such shares prior to March 1, 2001 ("grandfathered  retirement accounts"),  the Distributor currently intends to pay the service fee to  Recipients in advance for the first year after the shares are  purchased.  After the first year shares are  outstanding,  the  Distributor  makes service fee payments to Recipients  quarterly on those shares.  The advance  payment is based on the net asset value of shares sold.  Shares  purchased by exchange do not qualify for the advance service fee payment.  If Class A shares  purchased by  grandfathered  retirement  accounts are redeemed  during the first year after their  purchase,  the Recipient of the service fees on those shares will be obligated  to repay the  Distributor  a pro rata portion of the advance  payment of the service fee made on those shares.

3.       The section  captioned " Additional  Information  About the Fund - The Custodian" on page 64 is revised by replacing the first  sentence of the paragraph  with the  following:  "Citibank,  N.A. is the custodian of the
     Fund's assets."

4.       The section captioned "Custodian Bank" on the back cover is replaced with the following:

                  Citibank, N.A.
                  111 Wall Street
                  New York, New York 10005

5.       The Statement of Additional Information is changed by adding the following:

     Transfer Agent Fee Limit.  Effective November 1, 2002, the limit on transfer agent fees for Class Y shares increased from 0.25% to 0.35% of average daily net assets per fiscal year.

6.       Delete the Appendix captioned "Industry Classifications" and replace it with the following:

                                                                                            (continued)

                                                     APPENDIX

                                             INDUSTRY CLASSIFICATIONS

Aerospace & Defense                            Household Durables
Air Freight & Couriers                         Household Products
Airlines                                           Industrial Conglomerates
Auto Components                                    Insurance
Automobiles                                        Internet & Catalog Retail
Banks                                              Internet Software & Services
Beverages                                          Information Technology Consulting & Services
Biotechnology                                      Leisure Equipment & Products
Building Products                                  Machinery
Chemicals                                          Marine
Commercial Services & Supplies                 Media
Communications Equipment                           Metals & Mining
Computers & Peripherals                        Multiline Retail
Construction & Engineering                     Multi-Utilities
Construction Materials                             Office Electronics
Containers & Packaging                         Oil & Gas
Distributors                                       Paper & Forest Products
Diversified Financials                             Personal Products
Diversified Telecommunication Services             Pharmaceuticals
Electric Utilities                                 Real Estate
Electrical Equipment                               Road & Rail
Electronic Equipment & Instruments             Semiconductor Equipment & Products
Energy Equipment & Services                    Software
Food & Drug Retailing                          Specialty Retail
Food Products                                      Textiles & Apparel
Gas Utilities                                      Tobacco
Health Care Equipment & Supplies               Trading Companies & Distributors
Health Care Providers & Services               Transportation Infrastructure
Hotels Restaurants & Leisure                   Water Utilities
                                                   Wireless Telecommunication Services

October 30, 2002                                                                PX0745.015